Ordinary share (Tables)	12 Months Ended
Dec. 31, 2024
Ordinary share
Shares outstanding
	2024	2023

Shares issued	7,899,832	7,899,832
Less: shares under treasury stock	(183,533)	(178,400)
	7,716,299	7,721,432